SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance at beginning of year	$ 706	$ 380	$ 355
Costs incurred	(756)	(1,009)	(547)
Expense recognized	522	1,335	572
Balance at end of year	$ 472	$ 706	$ 380